Other Long-Term Assets - Investments in Convertible Debt (Details) $ in Thousands	1 Months Ended	9 Months Ended
	Jan. 31, 2021 USD ($) investment	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Number of convertible debt securities purchased | investment	2
Investment in convertible debt securities | $	$ 500	$ 500	$ 0
Investment interest rate	6.00%